Property (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant, and Equipment Disclosure [Line Items]
Capitalized interest	$ 8		$ 9		$ 7
Property	9,030	[1]	8,614	[1]
Land and land improvements
Property, Plant, and Equipment Disclosure [Line Items]
Property	504		482
Land and land improvements | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Property useful lives	5 years
Land and land improvements | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Property useful lives	30 years
Buildings
Property, Plant, and Equipment Disclosure [Line Items]
Property	1,568		1,482
Buildings | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Property useful lives	20 years
Buildings | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Property useful lives	40 years
Machinery and equipment
Property, Plant, and Equipment Disclosure [Line Items]
Property	5,952		5,736
Machinery and equipment | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Property useful lives	5 years
Machinery and equipment | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Property useful lives	25 years
Other
Property, Plant, and Equipment Disclosure [Line Items]
Property	735		694
Other | Minimum
Property, Plant, and Equipment Disclosure [Line Items]
Property useful lives	3 years
Other | Maximum
Property, Plant, and Equipment Disclosure [Line Items]
Property useful lives	20 years
Construction in progress
Property, Plant, and Equipment Disclosure [Line Items]
Property	$ 271		$ 220

[1]	Interest capitalized in 2012, 2011 and 2010 was $8 million, $9 million and $7 million, respectively.